Basic and Diluted Net Income Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME PER SHARE
NOTE 14:	BASIC AND DILUTED NET INCOME PER SHARE

	Six months ended June 30,
	2019	2020
	Unaudited
Numerator (thousands):

Net income used for earnings per share	$11,995	$16,117

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	49,994	50,236
Stock option and RSUs	436	892

Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,430	51,128

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 306,141 (unaudited) and 0 (unaudited) for the six months June 30, 2020 and 2019, respectively.